UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                  Form 13F
                             FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:   September 30, 2012

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:    Holowesko Partners Ltd.
Address: Shipston House, Lyford Cay
         P.O. Box N-7776
         Nassau, Bahamas, Bahamas



Form 13F File Number: 028-13025

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    Gregory P. Cleare
Title:   Vice President and Chief Financial Officer
Phone:   242-362-4600


Signature, Place, and Date of Signing:


/s/GREGORY CLEARE            Nassau, Bahamas               November 5, 2012
[Signature]                  [City,State]                  [Date]


Report Type (Check only one.):
[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)












                           FORM 13F SUMMARY PAGE



 Report Summary:


 Number of Other Included Managers:           0
 Form 13F Information Table Entry Total:      39
 Form 13F Information Table Value Total:      927,585

                                              (thousands)


 List of Other Included Managers:

 Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      Form 13F
 No.  File Number  Name


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                                                     FORM 13F INFORMATION TABLE
                                                 FOR THE PERIOD ENDED   09/30/2012
                                           REPORTING MANAGER:   HOLOWESKO PARTNERS LTD.
------------------------------------------------------------------------------------------------------------------------------------
            COLUMN 1                 COLUMN 2    COLUMN 3   COLUMN 4       COLUMN 5       COLUMN 6 COLUMN 7        COLUMN 8

------------------------------------------------------------------------------------------------------------------------------------
                                                              VALUE    SHRS OR   SH/  PUT/ INVEST- OTHER       VOTING AUTHORITY
          NAME OF ISSUER            TITLE OF CLASS   CUSIP   (x$1000)   PRN AMT  PRN  CALL MENT    MANA-
                                                                                           DISCRE- GERS    SOLE    SHARED       NONE
                                                                                           TION
------------------------------------------------------------------------------------------------------------------------------------
3M CO                              COM             88579Y101     40434     437500 SH       SOLE          437500         0         0
BANK OF AMERICA CORPORATION        COM             060505104     24363    2759145 SH       SOLE         2759145         0         0
CAPITOL FED FINL INC               COM             14057J101     15129    1265000 SH       SOLE         1265000         0         0
CHICAGO BRIDGE & IRON CO N V       N Y REGISTRY SH 167250109     23589     619300 SH       SOLE          619300         0         0
CHINA MOBILE LIMITED               SPONSORED ADR   16941M109     22961     414750 SH       SOLE          414750         0         0
CISCO SYS INC                      COM             17275R102     35173    1842000 SH       SOLE         1842000         0         0
CLOROX CO DEL                      COM             189054109       504       7000 SH       SOLE            7000         0         0
COCA COLA CO                       COM             191216100     42893    1130858 SH       SOLE         1130858         0         0
CORNING INC                        COM             219350105     31718    2412000 SH       SOLE         2412000         0         0
DEVON ENERGY CORP NEW              COM             25179M103     50526     835141 SH       SOLE          835141         0         0
E M C CORP MASS                    COM             268648102     32588    1195000 SH       SOLE         1195000         0         0
EXXON MOBIL CORP                   COM             30231G102     25241     276008 SH       SOLE          276008         0         0
GENERAL DYNAMICS CORP              COM             369550108     48201     729000 SH       SOLE          729000         0         0
GOOGLE INC                         CL A            38259P508     28294      37500 SH       SOLE           37500         0         0
HALLIBURTON CO                     COM             406216101     27676     821500 SH       SOLE          821500         0         0
HEINZ H J CO                       COM             423074103       420       7500 SH       SOLE            7500         0         0
HONEYWELL INTL INC                 COM             438516106     38360     642000 SH       SOLE          642000         0         0
INTL PAPER CO                      COM             460146103     51030    1405000 SH       SOLE         1405000         0         0
JOHNSON & JOHNSON                  COM             478160104     46579     675943 SH       SOLE          675943         0         0
KIMBERLY CLARK CORP                COM             494368103       635       7400 SH       SOLE            7400         0         0
KRAFT FOODS INC                    CL A            50075N104       517      12500 SH       SOLE           12500         0         0
MEAD JOHNSON NUTRITION CO          COM             582839106     39864     544000 SH       SOLE          544000         0         0
MEDTRONIC INC                      COM             585055106     38161     885000 SH       SOLE          885000         0         0
MICROSOFT CORP                     COM             594918104     49624    1667486 SH       SOLE         1667486         0         0
NOVARTIS A G                       SPONSORED ADR   66987V109     25362     414000 SH       SOLE          414000         0         0
NUCOR CORP                         COM             670346105     23492     614000 SH       SOLE          614000         0         0
PEP BOYS MANNY MOE & JACK          COM             713278109     11341    1114000 SH       SOLE         1114000         0         0
PEPSICO INC                        COM             713448108       177       2500 SH       SOLE            2500         0         0
PETROCHINA CO LTD                  SPONSORED  ADR  71646E100     20530     158950 SH       SOLE          158950         0         0
PFIZER INC                         COM             717081103     33920    1365000 SH       SOLE         1365000         0         0
PLUM CREEK TIMBER CO INC           COM             729251108     39230     894848 SH       SOLE          894848         0         0
RESEARCH IN MOTION LTD             COM             760975102        75      10000 SH       SOLE           10000         0         0
ROYAL DUTCH SHELL PLC              SPONS ADR A     780259206       694      10000 SH       SOLE           10000         0         0
SHAW GROUP INC                     COM             820280105      8388     192297 SH       SOLE          192297         0         0
TAIWAN SEMICONDUCTOR MFG LTD       SPONSORED ADR   874039100       475      30000 SH       SOLE           30000         0         0
US BANCORP DEL                     COM NEW         902973304     23766     692900 SH       SOLE          692900         0         0
VODAFONE GROUP PLC NEW             SPONS ADR NEW   92857W209       456      16000 SH       SOLE           16000         0         0
WASTE MGMT INC DEL                 COM             94106L109       545      17000 SH       SOLE           17000         0         0
WELLS FARGO & CO NEW               COM             949746101     24654     714000 SH       SOLE          714000         0         0
                                                     ------------------
                                   GRAND TOTAL                  927585


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